INCOME TAXES - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
INCOME TAXES
Federal net operating loss carryforward	$ 83,393,000
State net operating loss carryforward	55,226,000
Increase (decrease) in valuation allowance	2,371,000	$ 6,280,000
Federal research and development credits	2,533,000
State investment tax credits	485,000
Minimum
INCOME TAXES
Operating loss carryforwards limitations on use amount	44,000
Maximum
INCOME TAXES
Operating loss carryforwards limitations on use amount	$ 2,380,000